Financial Guarantees and Residual Value Guarantees - Schedule of Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial guarantees and residual guarantees [Line Items]
Financial guarantees and residual value guarantees	$ 156.8	$ 210.8	$ 293.1	$ 238.0
Current portion	22.2	49.7
Non-current portion	134.6	161.1
Financial guarantee of residual value [member]
Disclosure of financial guarantees and residual guarantees [Line Items]
Financial guarantees and residual value guarantees	108.9	122.2	94.7	94.4
Accounts payable [member]
Disclosure of financial guarantees and residual guarantees [Line Items]
Financial guarantees and residual value guarantees	30.8	65.9	57.4	81.8
Financial guarantee [member]
Disclosure of financial guarantees and residual guarantees [Line Items]
Financial guarantees and residual value guarantees	$ 17.1	$ 22.7	$ 40.1	$ 61.8